Other liabilities	12 Months Ended
Dec. 31, 2025
Liabilities, Other [Abstract]
Other liabilities	22Other liabilities

Accounting policies
Other liabilities are initially measured at fair value and subsequently at amortized cost and are derecognized when the obligation under the liability is discharged, cancelled or has expired.
The company recognizes contract liabilities if a payment is received or a payment is due (whichever is earlier)
from a customer before the company transfers the related goods or services. Contract liabilities are recognized as revenue when the company performs under the contract (i.e., transfers control of the related goods or services to the customer).

Other non-current liabilities
Non-current liabilities were EUR 47 million as of December 31, 2025 (December 31, 2024: EUR 167 million), associated mainly with indemnification and non-current accruals.
Other current liabilities
Other current liabilities are summarized in the accompanying table.
Philips Group
Other current liabilities in millions of EUR

	2025	2024
Accrued customer rebates	137	169
Other taxes including social security premiums	133	115
Other liabilities	126	70
Other current liabilities	395	354
Other liabilities within Other current liabilities are mainly linked to divestment-related obligations in 2025.
Contract liabilities
Non-current contract liabilities were EUR 458 million as of December 31, 2025 (December 31, 2024: EUR 431 million) and current contract liabilities were EUR 1,490 million as of December 31, 2025 (December 31, 2024:
EUR 1,699 million).
The current contract liabilities decreased by EUR 209 million, which is mainly driven by a decrease in deferred balances for customer service contracts. The current contract liabilities as of December 31, 2024, resulted in revenue recognized of EUR 1,699 million in 2025.